Offerings	Jan. 12, 2026 USD ($)
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary shares, par value $0.0025 per share
Fee Rate	0.01381%
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preference shares, par value $0.0025 per share
Fee Rate	0.01381%
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering: 4
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 139,317,524.68
Fee Rate	0.01381%
Amount of Registration Fee	$ 19,239.75
Offering Note	There are being registered hereunder such indeterminate number of ordinary shares, debt securities, subscription rights, warrants and units as shall have an aggregate initial offering price not to exceed $250,000,000. Any securities registered hereunder may be sold separately or in combination with other securities registered hereunder. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the shares being registered hereunder also include such indeterminate number of shares as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions. The proposed maximum per unit and aggregate offering prices per class of securities will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified pursuant to Instruction 2.A.ii.b. to the Calculation of Filing Fee Tables and Related Disclosure on of Item 9(b) of Form F-3 under the Securities Act.
Offering: 6
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Ordinary shares, par value $0.0025 per share
Carry Forward Form Type	F-3
Carry Forward File Number	333-284343
Carry Forward Initial Effective Date	Jan. 29, 2025
Offering: 7
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Preference shares, par value $0.0025 per share
Carry Forward Form Type	F-3
Carry Forward File Number	333-284343
Carry Forward Initial Effective Date	Jan. 29, 2025
Offering: 8
Offering:
Rule 415(a)(6)	true
Security Type	Debt
Security Class Title	Debt Securities
Carry Forward Form Type	F-3
Carry Forward File Number	333-284343
Carry Forward Initial Effective Date	Jan. 29, 2025
Offering: 9
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Warrants
Carry Forward Form Type	F-3
Carry Forward File Number	333-284343
Carry Forward Initial Effective Date	Jan. 29, 2025
Offering: 10
Offering:
Rule 415(a)(6)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 110,682,475.32
Carry Forward Form Type	F-3
Carry Forward File Number	333-284343
Carry Forward Initial Effective Date	Jan. 29, 2025
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 16,945.49
Offering Note	Pursuant to Rule 415(a)(6) under the Securities Act, securities with a maximum aggregate price of $110,682,475.32 registered hereunder are unsold securities (the "Unsold Securities") previously covered by the Registrant's registration statement on Form F-3 (File No. 333-284343), which became effective on January 29, 2025 (the "Prior Registration Statement"), and are included in this registration statement. The Registrant paid a filing fee of $16,945.49 (calculated at the filing fee rate in effect at the time of the filing of the Prior Registration Statement) relating to the Unsold Securities under the Prior Registration Statement, and no additional filing fee is due with respect to the Unsold Securities in connection with the filing of this registration statement. During the grace period afforded by Rule 415(a)(5) under the Securities Act, the Registrant may continue to offer and sell under the Prior Registration Statement the Unsold Securities being registered hereunder. To the extent that, after the filing date hereof and prior to the effectiveness of this registration statement, the Registrant sells any Unsold Securities under the Prior Registration Statement, the Registrant will identify in a pre-effective amendment to this registration statement the updated number of Unsold Securities from the Prior Registration Statement to be included in this registration statement pursuant to Rule 415(a)(6) and the updated amount of new securities to be registered on this registration statement. Pursuant to Rule 415(a)(6) under the Securities Act, the offering of Unsold Securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this registration statement.